CAPITAL STOCK AND RESERVES (Details) - Issued capital [member] - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Ordinary shares beginning balance, shares	989	880
Ordinary shares beginning balance, amount	$ 219,499	$ 218,782
Share issued from exercise of Pre-Funded Warrants, shares	60
Share issued from exercise of Pre-Funded Warrants, amount	$ 1
Shares issued under ATM, net of issue costs, shares		9
Shares issued under ATM, net of issue costs, amount		$ 613
Shares issued or accrued for services, shares
Shares issued or accrued for services, amount		$ 30
Ordinary shares ending balance, shares	1,049	889
Ordinary shares ending balance, amount	$ 219,500	$ 219,425